Intangible Assets, Net (Tables) - Finite-Lived Intangible Assets	12 Months Ended
Dec. 31, 2023
Summary of Finite-Lived Intangible Assets

Finite-lived intangible assets

	As of December 31, 2022
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
	RMB	RMB	RMB
Intellectual property rights (i)	532,184	(252,647)	279,537
Published mobile games	514,664	(514,664)	—
Trademarks	165,404	(120,809)	44,595
Online literature	141,758	(110,109)	31,649
Domain names	185,558	(123,491)	62,067
Technology	101,730	(90,688)	11,042
Others	17,738	(9,943)	7,795
	1,659,036	(1,222,351)	436,685

	As of December 31, 2023
	Gross carrying value	Accumulated amortization and impairment	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Intellectual property rights (i)	510,697	(328,218)	182,479	25,702
Published mobile games	396,888	(396,888)	—	—
Trademarks	165,262	(123,378)	41,884	5,899
Online literature	116,837	(92,751)	24,086	3,392
Domain names	185,558	(130,956)	54,602	7,691
Technology	101,000	(101,000)	—	—
Others	16,829	(10,346)	6,483	913
	1,493,071	(1,183,537)	309,534	43,597

(i)
Intellectual property rights include various rights the Company acquires either individually or in a bundle to broadcast, operate, publish, translate, distribute and/or adapt various forms of media, including but not limited to online games, literature and films.

Summary of Estimated Amortization Expense Relating to Existing Intangible Assets	Estimated amortization expense relating to the existing intangible assets for each of the next five years is as follows:

	RMB	US$
Within 1 year	71,158	10,022
Between 1 and 2 years	62,958	8,867
Between 2 and 3 years	53,483	7,533
Between 3 and 4 years	48,398	6,817
Between 4 and 5 years	36,764	5,178